Mineral Properties, Plant and Equipment - Rollforward of Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	$ 1,222,727	$ 1,145,221
Additions	148,102	200,837
Acquisition of Mining Properties	40,345
Acquisition of mineral interests	8,650
Disposals	(2,905)	(1,208)
Depreciation and amortisation expense	(122,888)	(115,955)
Depreciation charge captured in inventory	(4,104)	(9,675)
Reversals of impairment	61,554	0
Transfers to Assets Held for Sale	(7,949)
Transfers	(2,580)	(5,130)
Closure and decommissioning – changes in estimate	4,381	8,637
Carrying value, ending	1,336,683	1,222,727
Cost	3,639,050	3,469,673
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(2,246,946)
Carrying value, ending	(2,302,367)	(2,246,946)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	209,695	128,528
Additions	23,938	112,506
Acquisition of Mining Properties	30
Disposals	(2,710)	(1,208)
Depreciation and amortisation expense	(69,764)	(81,152)
Depreciation charge captured in inventory	0	0
Reversals of impairment	25,814
Transfers to Assets Held for Sale	(2)
Transfers	57,862	51,021
Closure and decommissioning – changes in estimate	0	0
Carrying value, ending	244,863	209,695
Cost	889,655	820,687
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(610,992)
Carrying value, ending	(644,792)	(610,992)
Depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	694,501	620,035
Additions	120,098	88,331
Acquisition of Mining Properties	0
Disposals	0	0
Depreciation and amortisation expense	(53,124)	(34,803)
Depreciation charge captured in inventory	(4,104)	(9,675)
Reversals of impairment	27,531
Transfers to Assets Held for Sale	0
Transfers	(22,400)	21,976
Closure and decommissioning – changes in estimate	4,381	8,637
Carrying value, ending	766,883	694,501
Cost	2,018,937	1,916,954
Depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(1,222,453)
Carrying value, ending	(1,252,054)	(1,222,453)
Non-depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	58,578	120,351
Additions	4,066	0
Acquisition of Mining Properties	40,315
Disposals	0	0
Depreciation and amortisation expense	0	0
Depreciation charge captured in inventory	0	0
Reversals of impairment	6,892
Transfers to Assets Held for Sale	0
Transfers	(38,042)	(61,773)
Closure and decommissioning – changes in estimate	0	0
Carrying value, ending	71,809	58,578
Cost	77,242	70,675
Non-depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(12,097)
Carrying value, ending	(5,433)	(12,097)
Non-depletable, Exploration and Evaluation [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	259,953	276,307
Additions	0	0
Acquisition of Mining Properties	0
Disposals	(195)	0
Depreciation and amortisation expense	0	0
Depreciation charge captured in inventory	0	0
Reversals of impairment	1,317
Transfers to Assets Held for Sale	(7,947)
Transfers	0	(16,354)
Closure and decommissioning – changes in estimate	0	0
Carrying value, ending	253,128	259,953
Cost	653,216	661,357
Non-depletable, Exploration and Evaluation [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(401,404)
Carrying value, ending	$ (400,088)	$ (401,404)